SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Ordinary shares, par value	$ 0.00267	$ 0.00267